Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of Cash and Cash Equivalents

(EUR thousand)	As of March 31
Cash and cash equivalents	2022	2021	2020
Deposits	3,438	63,036	84,884
Cash and bank balances	48,252	119,747	141,255
Total	51,690	182,783	226,139